Property, Plant and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 3,683	$ 3,592
Property and equipment, capital leases	15	62
Accumulated depreciation on capital leases	12	55
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment Gross	$ 56	$ 60